WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 39.4%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.6%
AT&T Inc., Senior Notes	1.700%	3/25/26	710,000		$638,198
AT&T Inc., Senior Notes	2.250%	2/1/32	1,040,000		812,464
AT&T Inc., Senior Notes	2.550%	12/1/33	120,000		91,934
NTT Finance Corp., Senior Notes	4.372%	7/27/27	580,000		566,758	(a)

Total Diversified Telecommunication Services					2,109,354

Entertainment - 0.6%
Netflix Inc., Senior Notes	3.875%	11/15/29	840,000	EUR	847,157	(b)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	580,000		532,305	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	550,000		445,968	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	300,000		235,369	(a)

Total Entertainment					2,060,799

Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	550,000		435,875
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,560,000		1,918,867	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000		264,293
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	260,000		217,801
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000		25,839
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000		131,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	585,000		455,206
Comcast Corp., Senior Notes	2.800%	1/15/51	90,000		57,512
Comcast Corp., Senior Notes	2.887%	11/1/51	190,000		123,146
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000		318,962	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000		256,216	(a)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	1

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	$9,589
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000	501,719
Walt Disney Co., Senior Notes	8.450%	8/1/34	350,000	423,505

Total Media				5,140,280

Wireless Telecommunication Services - 1.4%
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	590,000	405,153	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	483,476	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,240,000	661,509	(a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	120,000	109,267
T-Mobile USA Inc., Senior Notes	5.375%	4/15/27	570,000	570,655
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	80,000	68,129
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	120,000	106,089
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	1,430,000	1,187,612
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,310,000	1,135,229

Total Wireless Telecommunication Services				4,727,119

TOTAL COMMUNICATION SERVICES				14,037,552

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,290,000	979,403
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	195,765
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	660,000	607,222
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	269,749
General Motors Co., Senior Notes	5.600%	10/15/32	120,000	114,223
General Motors Co., Senior Notes	6.600%	4/1/36	30,000	29,998
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	600,000	598,714
General Motors Financial Co. Inc., Senior Notes	3.800%	4/7/25	120,000	115,491
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	790,000	739,233	(a)

Total Automobiles				3,649,798

Hotels, Restaurants & Leisure - 1.3%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	19,600
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	136,667
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	860,000	828,087
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	102,003

See Notes to Schedule of Investments.

2	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	5.625%	8/8/25	1,650,000	$1,600,860
Sands China Ltd., Senior Notes	2.800%	3/8/27	500,000	426,106
Sands China Ltd., Senior Notes	5.900%	8/8/28	590,000	559,091
Sands China Ltd., Senior Notes	3.350%	3/8/29	330,000	270,001
Sands China Ltd., Senior Notes	3.750%	8/8/31	200,000	158,170
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	10,000	8,956	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	119,873	(a)

Total Hotels, Restaurants & Leisure				4,229,414

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	350,000	345,484
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	107,621
Lennar Corp., Senior Notes	5.000%	6/15/27	40,000	39,192

Total Household Durables				492,297

Internet & Direct Marketing Retail - 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	1,310,000	1,006,403	(a)

TOTAL CONSUMER DISCRETIONARY				9,377,912

CONSUMER STAPLES - 0.8%
Beverages - 0.3%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	885,000	848,133
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	44,000	38,942
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	100,000	100,793

Total Beverages				987,868

Food & Staples Retailing - 0.0%††
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	8,410	8,242	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	36,975	37,268

Total Food & Staples Retailing				45,510

Food Products - 0.0%††
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	60,000	56,246
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	21,703

Total Food Products				77,949

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	3

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.5%
Altria Group Inc., Senior Notes	4.400%	2/14/26	405,000	$396,581
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	120,796
Altria Group Inc., Senior Notes	5.950%	2/14/49	50,000	44,803
Altria Group Inc., Senior Notes	6.200%	2/14/59	248,000	231,424
BAT Capital Corp., Senior Notes	2.789%	9/6/24	260,000	249,324
BAT Capital Corp., Senior Notes	4.540%	8/15/47	700,000	503,214

Total Tobacco				1,546,142

TOTAL CONSUMER STAPLES				2,657,469

ENERGY - 8.2%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	260,000	242,632

Oil, Gas & Consumable Fuels - 8.1%
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	430,000	358,592	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	280,000	259,851
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	350,000	301,962
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	460,000	369,175
Continental Resources Inc., Senior Notes	2.268%	11/15/26	460,000	401,107	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	810,000	767,416	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	615,000	576,736
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	212,589
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,370,000	1,379,937
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	25,716
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,176
Devon Energy Corp., Senior Notes	4.500%	1/15/30	84,000	78,229
Devon Energy Corp., Senior Notes	5.600%	7/15/41	505,000	466,319
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	183,261
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	176,143
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	200,000	176,761
Ecopetrol SA, Senior Notes	5.375%	6/26/26	220,000	208,670
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	779,313
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	8.892%	3/16/23	1,930,000	1,831,087	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	80,000	73,937	(c)(d)

See Notes to Schedule of Investments.

4	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	310,000	$276,365	(c)(d)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	90,000	87,007
Energy Transfer LP, Senior Notes	5.250%	4/15/29	130,000	126,924
Energy Transfer LP, Senior Notes	3.750%	5/15/30	120,000	106,564
Energy Transfer LP, Senior Notes	5.300%	4/1/44	60,000	51,472
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,613
Energy Transfer LP, Senior Notes	6.250%	4/15/49	705,000	671,775
Energy Transfer LP, Senior Notes	5.000%	5/15/50	230,000	188,834
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	285,000	276,665
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	500,000	553,871
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	410,000	302,192
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	130,000	108,875	(d)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	160,000	154,145
EQT Corp., Senior Notes	6.125%	2/1/25	260,000	260,644
EQT Corp., Senior Notes	5.678%	10/1/25	450,000	444,600
EQT Corp., Senior Notes	3.900%	10/1/27	1,460,000	1,336,572
EQT Corp., Senior Notes	5.000%	1/15/29	250,000	234,148
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	750,000	688,489	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	446,773	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	720,000	804,305
MPLX LP, Senior Notes	4.875%	6/1/25	350,000	344,748
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	1,860,000	1,778,684	(a)
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	530,000	585,001
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	64,102	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	560,000	467,739
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	120,000	109,800
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	320,000	275,328

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	5

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	630,000	$619,851
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	212,548
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	30,000	30,407
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	690,000	594,603
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	280,000	265,681
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	3,120,000	2,767,245
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	634,088
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	595,562
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	460,000	376,150
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	460,000	432,668
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	380,000	332,856
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	130,000	124,168
YPF SA, Senior Secured Notes, Step bond (4.000% to 2/12/23 then 9.000%)	9.000%	2/12/26	897,646	885,438	(a)

Total Oil, Gas & Consumable Fuels				27,278,477

TOTAL ENERGY				27,521,109

FINANCIALS - 13.7%
Banks - 7.5%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	748,236	(d)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	1,310,000	1,171,640	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	1,390,000	1,138,209	(d)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	970,000	950,278	(d)
Bank of America Corp., Senior Notes (4.827% to 7/22/25 then SOFR + 1.750%)	4.827%	7/22/26	240,000	236,179	(d)

See Notes to Schedule of Investments.

6	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	935,000		$898,122
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	1,130,000		912,050	(a)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	368,000		326,211
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	470,000		426,823	(d)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	750,000		715,680	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	540,000		469,852	(d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	510,000		511,191
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,171,372	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000		419,928	(a)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,020,000		1,034,267	(a)(c)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,290,000		1,262,906	(a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	720,000		678,857	(a)(d)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	400,000		375,959	(d)
JPMorgan Chase & Co., Senior Notes (2.947% to 2/24/27 then SOFR + 1.170%)	2.947%	2/24/28	790,000		716,919	(d)
JPMorgan Chase & Co., Senior Notes (4.080% to 4/26/25 then SOFR + 1.320%)	4.080%	4/26/26	640,000		622,235	(d)
JPMorgan Chase & Co., Senior Notes (4.851% to 7/25/27 then SOFR + 1.990%)	4.851%	7/25/28	1,200,000		1,172,202	(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	7

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	$1,333,582	(b)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	470,000		461,059
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	460,000		442,273	(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	260,000		246,923	(d)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	1,195,000		1,149,797
Toronto-Dominion Bank, Senior Notes	4.693%	9/15/27	980,000		959,039
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	945,000		890,174
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000		118,459	(d)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	1,380,000		1,331,580	(d)
Wells Fargo & Co., Senior Notes (4.808% to 7/25/27 then SOFR + 1.980%)	4.808%	7/25/28	480,000		467,582	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	820,000		756,147	(d)

Total Banks					25,115,731

Capital Markets - 4.0%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	360,000		335,241
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,680,000		1,524,432	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	2,040,000		1,436,566	(a)(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	780,000		724,279	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	750,000		696,315

See Notes to Schedule of Investments.

8	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Intercontinental Exchange Inc., Senior Notes	4.000%	9/15/27	1,060,000		$1,031,762
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	850,000		809,426
Morgan Stanley, Senior Notes (2.475% to 1/21/27 then SOFR + 1.000%)	2.475%	1/21/28	960,000		856,726	(d)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	1,130,000		1,104,229	(d)
Morgan Stanley, Senior Notes (4.679% to 7/17/25 then SOFR + 1.669%)	4.679%	7/17/26	890,000		873,125	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	4,110,000		4,100,478	(a)(c)(d)

Total Capital Markets					13,492,579

Consumer Finance - 0.6%
American Express Co., Senior Notes	3.950%	8/1/25	2,065,000		2,005,080

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,190,000		1,123,085
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	640,000		512,461
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,191,647
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	270,000		269,780	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,150,000		1,136,703	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,000,000		655,612	(e)(f)

Total Diversified Financial Services					4,889,288

Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	510,000		512,496

TOTAL FINANCIALS					46,015,174

HEALTH CARE - 3.2%
Biotechnology - 0.0%††
AbbVie Inc., Senior Notes	3.200%	11/21/29	90,000		79,637
AbbVie Inc., Senior Notes	4.875%	11/14/48	60,000		55,064

Total Biotechnology					134,701

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	9

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 2.5%
Cigna Corp., Senior Notes	3.400%	3/1/27	1,245,000	$1,166,538
Cigna Corp., Senior Notes	4.375%	10/15/28	10,000	9,608
Cigna Corp., Senior Notes	4.900%	12/15/48	60,000	54,057
CommonSpirit Health, Secured Notes	4.350%	11/1/42	840,000	709,511
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000	454,093
CVS Health Corp., Senior Notes	1.300%	8/21/27	1,380,000	1,163,447
CVS Health Corp., Senior Notes	1.875%	2/28/31	90,000	69,962
CVS Health Corp., Senior Notes	5.050%	3/25/48	60,000	53,896
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	803,302
Elevance Health Inc., Senior Notes	4.100%	5/15/32	860,000	790,180
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	860,000	734,806
HCA Inc., Senior Notes	5.625%	9/1/28	20,000	19,793
HCA Inc., Senior Notes	3.500%	9/1/30	380,000	327,039
Humana Inc., Senior Notes	2.150%	2/3/32	110,000	84,987
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	568,531
Humana Inc., Senior Notes	4.625%	12/1/42	30,000	26,218
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	620,000	591,718
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	57,738
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	580,000	533,986

Total Health Care Providers & Services				8,219,410

Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,830,000	1,600,921
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	730,000	646,824

Total Pharmaceuticals				2,247,745

TOTAL HEALTH CARE				10,601,856

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.6%
Boeing Co., Senior Notes	2.700%	2/1/27	560,000	507,594
Boeing Co., Senior Notes	3.250%	2/1/35	130,000	100,221
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	113,360
Boeing Co., Senior Notes	5.705%	5/1/40	265,000	252,727
Boeing Co., Senior Notes	5.805%	5/1/50	590,000	561,916
Boeing Co., Senior Notes	5.930%	5/1/60	540,000	505,262

Total Aerospace & Defense				2,041,080

See Notes to Schedule of Investments.

10	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 1.5%
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,745,000	$1,781,866	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	328,000	318,769	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	360,000	342,216	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	369,000	369,369	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	391,853	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,010,000	1,783,746	(a)

Total Airlines				4,987,819

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	30,000	25,216	(a)

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	710,000	488,301

Road & Rail - 0.0%††
XPO Inc., Senior Notes	6.250%	5/1/25	28,000	28,040	(a)

Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,280,000	1,963,092	(a)

TOTAL INDUSTRIALS				9,533,548

INFORMATION TECHNOLOGY - 0.9%
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	770,000	726,622
TSMC Global Ltd., Senior Notes	4.375%	7/22/27	1,030,000	1,007,980	(a)

Total Semiconductors & Semiconductor Equipment				1,734,602

Software - 0.4%
Workday Inc., Senior Notes	3.500%	4/1/27	1,000,000	934,490
Workday Inc., Senior Notes	3.800%	4/1/32	330,000	290,706

Total Software				1,225,196

TOTAL INFORMATION TECHNOLOGY				2,959,798

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	11

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 2.2%
Chemicals - 0.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,010,000	$952,647	(b)
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	640,000	639,517
OCP SA, Senior Notes	5.625%	4/25/24	1,100,000	1,093,035	(a)

Total Chemicals				2,685,199

Metals & Mining - 1.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	740,000	715,348	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	271,935	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000	184,800
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,070,000	967,595
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	840,000	827,410	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	975,000	926,200	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	910,000	933,065

Total Metals & Mining				4,826,353

TOTAL MATERIALS				7,511,552

UTILITIES - 0.6%
Electric Utilities - 0.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	130,000	106,633	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,030,000	1,009,354
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	460,000	401,709
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	550,000	528,006	(a)

TOTAL UTILITIES				2,045,702

TOTAL CORPORATE BONDS & NOTES (Cost - $143,867,697)				132,261,672

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 13.2%
BANK, 2018-BN15 B	4.657%	11/15/61	1,050,000	964,749	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	4.777%	1/25/37	1,077,581	920,965	(d)
BX Commercial Mortgage Trust, 2021- VOLT G (1 mo. USD LIBOR + 2.850%)	7.438%	9/15/36	850,000	818,535	(a)(d)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. USD LIBOR + 3.890%)	8.478%	10/15/38	991,585	926,534	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	10.076%	5/15/37	1,170,000	1,153,373	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	7.730%	10/15/36	1,030,000	955,330	(a)(d)

See Notes to Schedule of Investments.

12	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	6.525%	9/15/34	860,000	$816,956	(a)(d)
CFK Trust, 2020-MF2 E	3.458%	3/15/39	1,440,000	1,191,150	(a)(d)
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	3.250%	6/19/31	3,535	3,397	(d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	4.168%	2/25/34	30,575	28,193	(d)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	4.877%	11/25/35	91,515	75,663	(d)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	802,859	560,730
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	0.483%	11/25/35	3,338,784	196,429	(d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.520%)	5.137%	1/25/46	64,881	56,708	(d)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	0.683%	4/25/36	5,747,404	394,632	(d)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	0.883%	4/25/36	3,395,708	323,981	(d)
Countrywide Alternative Loan Trust, 2006-21CB A6,IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	0.983%	7/25/36	1,536,610	149,589	(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	4,400,000	2,343,035	(a)
CSMC Trust, 2015-2R 7A1	3.598%	8/27/36	113,464	113,385	(a)(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	11.938%	7/15/32	1,229,000	1,142,706	(a)(d)
CSMC Trust, 2021-RPL1 A2	3.937%	9/27/60	870,000	829,983	(a)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 2.500%)	6.562%	10/25/66	1,068,662	1,075,553	(a)(d)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	440,000	404,089
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	5.067%	6/25/34	2,876	2,600	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,080,918	1,053,646	(a)(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	13

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	$1,802,890	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.884%	8/25/33	520,000	502,772	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	8.717%	7/25/39	1,722,541	1,768,570	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	7.867%	1/25/40	1,790,000	1,749,805	(a)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	27,325	29,185
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.333%	2/25/36	34,388	26,374	(d)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	25,113	24,509	(a)(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,205,139	22	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.130%	2/16/53	1,270,608	3,759	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.147%	2/16/48	218,870	1,218	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.629%	9/16/55	933,235	23,568	(d)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.149%	1/16/55	31,548,570	153,009	(d)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.633%	10/16/58	2,901,522	100,568	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.595%	7/16/58	515,842	14,516	(d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	5.077%	4/25/36	8,511	9,887	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	4.771%	11/19/46	74,701	52,918	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.673%	2/15/51	76,756	68,443	(d)

See Notes to Schedule of Investments.

14	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	13.096%	6/15/35	10,150,000	$101	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.500%)	9.088%	12/15/36	2,079,000	737,173	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 7.000%)	11.588%	12/15/36	2,173,000	550,439	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNNZ M	8.542%	1/16/37	122,014	105,883	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. USD LIBOR + 4.265%)	8.853%	11/15/38	2,140,000	2,054,399	(a)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	1,200,000	1,054,777	(a)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	7.738%	11/15/38	1,525,468	1,463,559	(a)(d)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	3.066%	5/25/34	32,163	28,594	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	351,184	89,973	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	452,863	116,023	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	9,769	9,579	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.100%	10/15/54	6,383,163	375,537	(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	2,862,000	2,347,766	(a)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	1,185,092	1,114,810	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	5.183%	8/25/36	65,901	40,279	(d)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	653,167	619,606	(a)(d)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	0.933%	2/25/36	8,163,793	836,297	(d)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.562%	2/15/39	657,632	616,202	(a)(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	15

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	8.988%	11/15/27	7,530,000		$15,098	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	4.384%	4/25/34	35,037		34,704	(d)
Tharaldson Hotel Portfolio Trust, 2018- THL E (1 mo. USD LIBOR + 3.480%)	8.052%	11/11/34	1,603,959		1,556,189	(a)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000		1,327,817	(a)(d)
TTAN, 2021-MHC A (1 mo. USD LIBOR + 0.850%)	5.438%	3/15/38	1,646,646		1,615,442	(a)(d)
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,453,152		1,370,617	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	5.337%	11/25/34	1,481,083		1,363,522	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.793%	2/25/46	1,259,389		1,102,306	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	121,580		118,483	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	4.928%	12/15/39	1,190,000		900,063	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $72,338,852)					44,399,162

SOVEREIGN BONDS - 11.7%
Argentina - 0.6%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	83,092	(e)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435		44,853
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	768,100		250,633
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	1,460,000		462,121
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	3,198,882		1,235,569	(a)

Total Argentina					2,076,268

See Notes to Schedule of Investments.

16	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	26,142,000	BRL	$4,573,745
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000	BRL	1,047,860

Total Brazil					5,621,605

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		243,713

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	1,130,000		803,622	(a)

India - 1.4%
India Government Bond	7.590%	1/11/26	220,000,000	INR	2,678,519
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000	INR	2,202,666

Total India					4,881,185

Indonesia - 2.2%
Indonesia Government International
Bond, Senior Notes	3.500%	1/11/28	490,000		461,622
Indonesia Treasury Bond	7.000%	5/15/27	2,506,000,000	IDR	167,138
Indonesia Treasury Bond	8.250%	5/15/29	12,451,000,000	IDR	881,776
Indonesia Treasury Bond	7.125%	6/15/42	88,000,000,000	IDR	5,805,115

Total Indonesia					7,315,651

Kenya - 0.3%
Republic of Kenya Government
International Bond, Senior Notes	7.000%	5/22/27	1,000,000		901,315	(a)

Mexico - 5.0%
Mexican Bonos, Bonds	7.500%	6/3/27	40,820,000	MXN	2,059,975
Mexican Bonos, Bonds	8.000%	11/7/47	98,030,000	MXN	4,699,375
Mexican Bonos, Senior Notes	8.500%	5/31/29	36,440,000	MXN	1,905,519
Mexican Bonos, Senior Notes	7.750%	11/13/42	177,791,900	MXN	8,336,829

Total Mexico					17,001,698

Russia - 0.2%
Russian Federal Bond - OFZ	6.000%	10/6/27	180,300,000	RUB	120,120	*(h)
Russian Federal Bond - OFZ	7.050%	1/19/28	506,371,000	RUB	337,356	*(h)
Russian Federal Bond - OFZ	6.900%	5/23/29	173,973,000	RUB	115,904	*(h)

Total Russia					573,380

TOTAL SOVEREIGN BONDS (Cost - $57,250,012)					39,418,437

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	17

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 10.4%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.162%	7/1/39	350,000	$326,276	(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	5.652%	7/25/32	22,975	22,736	(d)
Barings CLO Ltd., 2018-2A B (3 mo. USD LIBOR + 1.900%)	6.692%	4/15/30	2,480,000	2,380,144	(a)(d)
Bristol Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 2.950%)	7.742%	4/15/29	1,420,000	1,304,589	(a)(d)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	5.741%	8/19/38	1,600,000	1,574,000	(a)(d)
Cook Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.600%)	7.392%	4/17/30	840,000	753,864	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	10.192%	4/17/30	250,000	205,610	(a)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	4.708%	4/15/37	673,497	621,003	(d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	2,555,906	2,298,364	(a)
Foundation Finance Trust, 2017-1A C	5.400%	7/15/33	2,600,000	2,511,878	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.200%)	4.817%	8/25/36	319,503	109,717	(d)
Goldentree Loan Management CLO Ltd., 2018-3A C (3 mo. USD LIBOR + 1.900%)	6.708%	4/20/30	2,170,000	2,094,463	(a)(d)
GoldenTree Loan Opportunities Ltd., 2014-9A CR2 (3 mo. USD LIBOR + 2.100%)	6.902%	10/29/29	2,270,000	2,224,030	(a)(d)
GoldenTree Loan Opportunities Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	7.802%	10/29/29	1,550,000	1,498,923	(a)(d)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	8.608%	10/20/31	950,000	943,008	(a)(d)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122	1,064,558	(a)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	8.542%	4/17/34	1,840,000	1,716,100	(a)(d)
Halsey Point CLO Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	13.008%	1/20/33	860,000	735,258	(a)(d)
HPS Loan Management Ltd., 10A-16 CR (3 mo. USD LIBOR + 3.150%)	7.958%	4/20/34	1,520,000	1,431,180	(a)(d)
LCM Ltd., 37A D (3 mo. Term SOFR + 3.650%)	8.308%	4/15/34	940,000	872,041	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.480%)	5.097%	11/25/46	8,964	$9,227	(d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.440%)	5.057%	6/25/46	10,819	21,685	(d)
Marathon CLO Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	8.108%	1/20/33	1,410,000	1,370,138	(a)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	4.877%	6/25/46	73,577	69,858	(a)(d)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	500,565	437,887	(a)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	4.907%	1/25/33	752,057	695,090	(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	9.405%	4/15/31	580,000	577,538	(a)(d)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	8.003%	6/22/30	2,000,000	1,785,465	(a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	286,799	264,547	(a)
TSTAT Ltd., 2022-2A C (3 mo. Term SOFR + 4.800%)	9.313%	1/20/31	820,000	820,593	(a)(d)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	867,043	797,324
Whitehorse Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	8.442%	10/15/31	2,260,000	2,123,284	(a)(d)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	8.992%	7/15/33	1,450,000	1,355,206	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $37,468,541)				35,015,584

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.6%
U.S. Government Obligations - 8.6%
U.S. Treasury Bonds	1.125%	8/15/40	7,380,000	4,651,274
U.S. Treasury Bonds	2.250%	5/15/41	3,720,000	2,828,144
U.S. Treasury Bonds	2.000%	11/15/41	1,270,000	918,493
U.S. Treasury Bonds	3.625%	8/15/43	570,000	531,135
U.S. Treasury Bonds	3.750%	11/15/43	7,350,000	6,970,728	(i)
U.S. Treasury Bonds	3.125%	8/15/44	900,000	770,186
U.S. Treasury Bonds	2.875%	8/15/45	150,000	122,417
U.S. Treasury Bonds	2.750%	8/15/47	6,390,000	5,083,420
U.S. Treasury Bonds	1.625%	11/15/50	1,000,000	613,047
U.S. Treasury Bonds	4.000%	11/15/52	30,000	30,544

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	19

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.625%	2/15/53	6,290,000	$5,990,242
U.S. Treasury Notes	4.125%	11/15/32	289,000	293,651

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $35,344,028)				28,803,281

MORTGAGE-BACKED SECURITIES - 8.1%
FHLMC - 3.8%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	5/1/51	2,147,735	1,756,743
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	10/1/51-4/1/52	5,604,735	4,799,765
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	3/1/52	3,897,724	3,468,581
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/52	2,755,140	2,512,010
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	9/1/52	380,276	381,737

Total FHLMC				12,918,836

FNMA - 1.9%
Federal National Mortgage Association (FNMA)	2.000%	10/1/50-11/1/51	2,005,810	1,639,468
Federal National Mortgage Association (FNMA)	2.500%	2/1/52	282,483	240,845
Federal National Mortgage Association (FNMA)	4.500%	3/1/52	1,200,000	1,156,500	(j)
Federal National Mortgage Association (FNMA)	5.500%	3/1/52	400,000	399,437	(j)
Federal National Mortgage Association (FNMA)	4.000%	4/1/52	2,196,366	2,067,570
Federal National Mortgage Association (FNMA)	5.000%	7/1/52	685,349	679,832
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	39,245	38,172

Total FNMA				6,221,824

GNMA - 2.4%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	245,058	226,336
Government National Mortgage Association (GNMA)	4.000%	3/15/50	32,275	30,775
Government National Mortgage Association (GNMA)	3.500%	5/15/50	43,165	40,562

See Notes to Schedule of Investments.

20	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-3/20/50	154,554	$152,403
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	97,041	89,260
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-11/20/51	607,456	544,355
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-4/20/50	492,368	478,086
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-4/20/51	2,026,822	1,757,402
Government National Mortgage Association (GNMA) II	3.000%	3/1/52	1,600,000	1,428,906	(j)
Government National Mortgage Association (GNMA) II	3.500%	3/1/52	1,000,000	919,180	(j)
Government National Mortgage Association (GNMA) II	4.000%	3/1/52	200,000	189,008	(j)
Government National Mortgage Association (GNMA) II	4.500%	3/1/52	400,000	387,953	(j)
Government National Mortgage Association (GNMA) II	5.000%	3/1/52	1,000,000	988,281	(j)
Government National Mortgage Association (GNMA) II	5.500%	1/20/53	798,626	802,814

Total GNMA				8,035,321

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $27,794,456)				27,175,981

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.7%
U.S. Treasury Notes, Inflation Indexed (Cost - $2,498,558)	1.125%	1/15/33	2,520,841	2,432,739

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.5%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.4%
3-Month SOFR Futures, Call @ $95.250	6/16/23	595	1,487,500	11,155
3-Month SOFR Futures, Call @ $95.500	6/16/23	411	1,027,500	5,138
SOFR 1-Year Mid-Curve Futures, Put @ $96.250	4/14/23	286	715,000	564,850
SOFR 1-Year Mid-Curve Futures, Put @ $95.250	6/16/23	898	2,245,000	510,738
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	59	147,500	52,731

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	21

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
SOFR 1-Year Mid-Curve Futures, Put @ $96.000		12/15/23	138	345,000	$141,450
U.S. Treasury 5-Year Notes Futures, Call @ $107.500		3/3/23	558	558,000	52,313
U.S. Treasury 5-Year Notes Futures, Put @ $106.500		3/3/23	558	558,000	39,235

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,262,288)					1,377,610

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption to sell protection on Markit CDX.NA.IG.39 Index, Put @ 80.000bps	Goldman Sachs Group Inc.	4/19/23	22,400,000	22,400,000	48,321
Interest rate swaption, Call @ 310.000bps	Morgan Stanley & Co. Inc.	8/29/23	5,690,000	5,690,000	62,542
U.S. Dollar/Eurodollar, Put @ 1.083EUR	BNP Paribas SA	5/31/23	4,770,000	4,770,000	37,394

TOTAL OTC PURCHASED OPTIONS (Cost - $176,930)					148,257

TOTAL PURCHASED OPTIONS (Cost - $1,439,218)					1,525,867

		RATE	MATURITY DATE	FACE AMOUNT†
SENIOR LOANS - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)		8.140%	4/13/28	507,000	294,696	(d)(k)(l)

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)		12.565%	4/27/29	1,360,000	815,245	(d)(k)(l)

Software - 0.0%††
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)		9.580%	7/27/28	64,716	55,383	(d)(k)(l)

TOTAL INFORMATION TECHNOLOGY					870,628

TOTAL SENIOR LOANS (Cost - $1,911,618)					1,165,324

See Notes to Schedule of Investments.

22	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.2%
California - 0.2%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	$386,143	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000	127,114

Total California				513,257

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.1%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost - $497,296)			16,200	395,766

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $380,960,276)				313,107,070

	RATE
SHORT-TERM INVESTMENTS - 4.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $15,996,512)	4.513%		15,996,512	15,996,512	(m)(n)

TOTAL INVESTMENTS - 98.0% (Cost - $396,956,788)				329,103,582
Other Assets in Excess of Liabilities - 2.0%				6,553,753

TOTAL NET ASSETS - 100.0%				$335,657,335

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	23

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	The coupon payment on this security is currently in default as of February 28, 2023.

(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2023, the Fund held TBA securities with a total cost of $5,538,355.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Rate shown is one-day yield as of the end of the reporting period.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $15,996,512 and the cost was $15,996,512 (Note 2).

See Notes to Schedule of Investments.

24	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
ETF	— Exchange-Traded Fund
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At February 28, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3 Month SOFR Futures, Put	12/15/23	$95.000	286	$715,000	$(352,137)
3-Month SOFR Futures, Call	6/16/23	96.000	411	1,027,500	(2,569)
3-Month SOFR Futures, Call	9/15/23	98.250	836	2,090,000	(5,225)
3-Month SOFR Futures, Call	12/15/23	96.500	531	1,327,500	(39,825)
3-Month SOFR Futures, Call	12/15/23	96.625	547	1,367,500	(34,188)
3-Month SOFR Futures, Put	12/15/23	94.250	898	2,245,000	(325,525)
SOFR 1-Year Mid-Curve Futures, Call	6/16/23	96.875	595	1,487,500	(29,750)
SOFR 1-Year Mid-Curve Futures, Put	4/14/23	95.250	286	715,000	(94,737)
SOFR 1-Year Mid-Curve Futures, Put	6/16/23	94.250	898	2,245,000	(61,737)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	118	295,000	(47,938)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	276	690,000	(132,825)
U.S. Treasury 5-Year Notes Futures, Call	3/3/23	107.000	186	186,000	(52,313)
U.S. Treasury 5-Year Notes Futures, Put	3/3/23	107.000	186	186,000	(42,141)
U.S. Treasury 5-Year Notes Futures, Put	3/24/23	108.750	55	55,000	(99,258)
U.S. Treasury 10-Year Notes Futures, Call	3/24/23	116.000	564	564,000	(17,625)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	25

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

EXCHANGE-TRADED WRITTEN OPTIONS (cont’d)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT		VALUE
U.S. Treasury 10-Year Notes Futures, Put		3/24/23	$113.000		82	$82,000		$(142,219)
U.S. Treasury 10-Year Notes Futures, Put		3/24/23	115.000		110	110,000		(376,406)

Total Exchange-Traded Written Options (Premiums received - $2,841,523)								$(1,856,418)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.IG.39 Index, Put	Goldman Sachs Group Inc.	4/19/23	95.000	bps	44,800,000	$44,800,000	‡	$(37,202)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/29/23	410.000	bps	5,690,000	5,690,000		(58,917)

TOTAL OTC WRITTEN OPTIONS (Premiums received — $143,230)								$(96,119)

TOTAL WRITTEN OPTIONS (Premiums received — $2,984,753)								$(1,952,537)

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
SOFR	— Secured Overnight Financing Rate

At February 28, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	198	12/23	$47,654,066	$46,824,525	$(829,541)
3-Month SOFR	4	9/23	965,508	946,250	(19,258)
90-Day Eurodollar	125	3/23	29,888,332	29,664,844	(223,488)
Australian 10-Year Bonds	116	3/23	9,549,100	9,184,134	(364,966)
Euro-Bobl	31	03/23	3,934,768	3,776,603	(158,165)
U.S. Treasury 2-Year Notes	84	6/23	17,151,895	17,113,031	(38,864)
U.S. Treasury 5-Year Notes	1,276	6/23	136,678,941	136,601,784	(77,157)
U.S. Treasury Long-Term Bonds	203	06/23	25,516,383	25,419,406	(96,977)

See Notes to Schedule of Investments.

26	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
U.S. Treasury Ultra Long-Term Bonds	28	6/23	$3,812,273	$3,781,750	$(30,523)
United Kingdom Long Gilt Bonds	37	6/23	4,470,730	4,448,765	(21,965)

					(1,860,904)

Contracts to Sell:
3-Month SOFR	299	6/25	72,589,545	72,029,100	560,445
Euro-Bund	89	03/23	13,353,371	12,511,523	841,848
Euro-Schatz	149	03/23	16,823,323	16,544,565	278,758
Japanese 10-Year Bonds	9	03/23	9,781,593	9,693,731	87,862
U.S. Treasury 10-Year Notes	230	06/23	25,620,212	25,680,937	(60,725)
U.S. Treasury Ultra 10-Year Notes	268	06/23	31,366,907	31,406,250	(39,343)

					1,668,845

Net unrealized depreciation on open futures contracts					$(192,059)

Abbreviation(s) used in this table:

Bobl	—Bundesobligation (Medium-term German Federal Government Bond)
SOFR	—Secured Overnight Financing Rate

At February 28, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,080,000	USD	1,172,810	BNP Paribas SA	4/18/23	$(27,170)
USD	2,184,759	EUR	2,031,768	BNP Paribas SA	4/18/23	29,505
USD	2,535,619	EUR	2,342,545	BNP Paribas SA	4/18/23	50,701
JPY	36,000,000	USD	269,582	Goldman Sachs Group Inc.	4/18/23	(3,330)
JPY	109,590,000	USD	809,326	Goldman Sachs Group Inc.	4/18/23	1,191
JPY	109,660,000	USD	809,269	Goldman Sachs Group Inc.	4/18/23	1,765
JPY	619,548,536	USD	4,737,153	Goldman Sachs Group Inc.	4/18/23	(155,035)
USD	109,069	JPY	14,000,000	Goldman Sachs Group Inc.	4/18/23	5,527
USD	233,155	JPY	30,000,000	Goldman Sachs Group Inc.	4/18/23	11,278
USD	289,513	JPY	38,000,000	Goldman Sachs Group Inc.	4/18/23	8,469
USD	20,009,433	MXN	396,066,719	Goldman Sachs Group Inc.	4/18/23	(1,435,769)
BRL	2,497,969	USD	466,404	JPMorgan Chase & Co.	4/18/23	6,505
CAD	6,420,884	USD	4,807,670	JPMorgan Chase & Co.	4/18/23	(99,671)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	27

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	33,408,217	USD	4,880,782	JPMorgan Chase & Co.	4/18/23	$(58,127)
CNY	10,414,616	USD	1,533,139	JPMorgan Chase & Co.	4/18/23	(27,018)
CNY	16,847,653	USD	2,464,729	JPMorgan Chase & Co.	4/18/23	(28,287)
IDR	5,149,466,454	USD	338,069	JPMorgan Chase & Co.	4/18/23	(947)
INR	526,333,721	USD	6,350,360	JPMorgan Chase & Co.	4/18/23	(6,085)
NZD	2,952,058	USD	1,847,244	JPMorgan Chase & Co.	4/18/23	(21,969)
USD	3,446,213	BRL	18,076,074	JPMorgan Chase & Co.	4/18/23	24,094
USD	1,702,109	CAD	2,271,979	JPMorgan Chase & Co.	4/18/23	36,221
USD	1,066,541	CNH	7,256,244	JPMorgan Chase & Co.	4/18/23	19,064
USD	11,824,618	CNY	81,110,966	JPMorgan Chase & Co.	4/18/23	94,667
USD	2,608,359	IDR	40,758,871,352	JPMorgan Chase & Co.	4/18/23	(60,014)
USD	1,014,751	INR	84,219,220	JPMorgan Chase & Co.	4/18/23	(404)
USD	7,882,716	INR	656,551,393	JPMorgan Chase & Co.	4/18/23	(31,165)
USD	1,314,442	JPY	173,137,986	JPMorgan Chase & Co.	4/18/23	33,930
USD	428,356	NZD	673,427	JPMorgan Chase & Co.	4/18/23	11,972
AUD	8,370,120	USD	5,836,175	Morgan Stanley & Co. Inc.	4/18/23	(194,043)
EUR	835,066	NOK	9,047,741	Morgan Stanley & Co. Inc.	4/18/23	12,357
EUR	989,401	NOK	10,509,027	Morgan Stanley & Co. Inc.	4/18/23	35,002
EUR	400,000	USD	425,440	Morgan Stanley & Co. Inc.	4/18/23	(1,129)
GBP	1,710,493	USD	2,089,282	Morgan Stanley & Co. Inc.	4/18/23	(29,942)
JPY	70,000,000	USD	544,054	Morgan Stanley & Co. Inc.	4/18/23	(26,341)
MXN	144,739,742	USD	7,680,277	Morgan Stanley & Co. Inc.	4/18/23	156,719
NOK	51,538,608	USD	5,171,859	Morgan Stanley & Co. Inc.	4/18/23	(196,362)
USD	2,271,708	AUD	3,256,461	Morgan Stanley & Co. Inc.	4/18/23	76,592
USD	2,573,762	EUR	2,401,197	Morgan Stanley & Co. Inc.	4/18/23	26,626
USD	641,161	GBP	528,281	Morgan Stanley & Co. Inc.	4/18/23	5,140

Total						$(1,755,483)

See Notes to Schedule of Investments.

28	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

At February 28, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
119,278,000	7/11/24	Daily SOFR Compound annually	1.323% annually	$(6,105,545)	$(3,071,008)	$(3,034,537)
26,910,000	3/16/27	Daily SOFR Compound annually	3.550% annually	(606,707)	(196,666)	(410,041)
20,401,000	7/11/27	Daily SOFR Compound annually	1.600% annually	(2,012,306)	—	(2,012,306)
3,688,000	8/15/28	1.130% annually	Daily SOFR Compound annually	498,611	18,013	480,598
6,734,000	8/15/28	1.220% annually	Daily SOFR Compound annually	881,107	(3,875)	884,982
5,549,000	2/15/29	2.850% annually	Daily SOFR Compound annually	295,140	21,602	273,538

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	29

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	23,060,000		4/30/29	3.270% annually	Daily SOFR Compound annually	$714,223	$(405,790)	$1,120,013
	312,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(1,380,601)	143,441	(1,524,042)
	8,331,000		9/30/29	3.250% annually	Daily SOFR Compound annually	252,927	4,018	248,909
	3,218,000		3/18/32	2.000% annually	Daily SOFR Compound annually	408,318	26,084	382,234
	16,566,000		5/15/32	3.220% annually	Daily SOFR Compound annually	569,733	(64,755)	634,488
	10,838,000		7/11/32	1.800% annually	Daily SOFR Compound annually	1,578,892	—	1,578,892
	2,608,760,000	JPY	4/19/47	0.785% semi- annually	6-Month JPY LIBOR semi-annually	1,700,443	2,140	1,698,303
	15,495,000		5/15/47	1.630% annually	Daily SOFR Compound annually	4,423,739	871,087	3,552,652
	7,166,000		2/15/48	2.600% annually	Daily SOFR Compound annually	917,145	492,576	424,569
	2,040,000		2/15/48	3.050% annually	Daily SOFR Compound annually	109,407	62,886	46,521
	4,147,000		7/11/52	1.780% annually	Daily SOFR Compound annually	1,133,092	—	1,133,092

Total						$3,377,618	$(2,100,247)	$5,477,865

See Notes to Schedule of Investments.

30	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	7,380,000	EUR	12/20/24	0.613%	1.000% quarterly	$53,088	$33,125	$19,963

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Mercedes-Benz Group AG, 1.400%, due 12/1/24)	7,380,000	EUR	12/20/24	0.365%	1.000% quarterly	$(87,324)	$(65,043)	$(22,281)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.39 Index	$11,329,600	12/20/27	5.000% quarterly	$(165,579)	$212,460	$(378,039)
Markit CDX.NA.IG.39 Index	13,071,000	12/20/27	1.000% quarterly	(132,612)	(98,488)	(34,124)
Markit CDX.NA.IG.39 Index	30,058,000	12/20/32	1.000% quarterly	365,885	488,943	(123,058)

Total	$54,458,600			$67,694	$602,915	$(535,221)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	31

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

32	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

33

Notes to Schedule of Investments (unaudited) (cont’d)

the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

34

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$45,359,562	$655,612	$46,015,174
Other Corporate Bonds & Notes	—	86,246,498	—	86,246,498
Collateralized Mortgage Obligations	—	44,399,162	—	44,399,162
Sovereign Bonds	—	39,418,437	—	39,418,437
Asset-Backed Securities	—	35,015,584	—	35,015,584
U.S. Government & Agency Obligations	—	28,803,281	—	28,803,281
Mortgage-Backed Securities	—	27,175,981	—	27,175,981
U.S. Treasury Inflation Protected Securities	—	2,432,739	—	2,432,739
Purchased Options:
Exchange-Traded Purchased Options	$1,377,610	—	—	1,377,610
OTC Purchased Options	—	148,257	—	148,257
Senior Loans	—	1,165,324	—	1,165,324
Municipal Bonds	—	513,257	—	513,257
Investments in Underlying Funds	395,766	—	—	395,766

Total Long-Term Investments	1,773,376	310,678,082	655,612	313,107,070

Short-Term Investments†	15,996,512	—	—	15,996,512

Total Investments	$17,769,888	$310,678,082	$655,612	$329,103,582

Other Financial Instruments:
Futures Contracts††	$1,768,913	—	—	$1,768,913
Forward Foreign Currency Contracts††	—	$647,325	—	647,325
Centrally Cleared Interest Rate Swaps††	—	12,458,791	—	12,458,791
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	53,088	—	53,088

Total Other Financial Instruments	$1,768,913	$13,159,204	—	$14,928,117

Total	$19,538,801	$323,837,286	$655,612	$344,031,699

35

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$1,856,418	—	—	$1,856,418
OTC Written Options	—	$96,119	—	96,119
Futures Contracts††	1,960,972	—	—	1,960,972
Forward Foreign Currency Contracts††	—	2,402,808	—	2,402,808
Centrally Cleared Interest Rate Swaps††	—	6,980,926	—	6,980,926
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	87,324	—	87,324
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection‡	—	535,221	—	535,221

Total	$3,817,390	$10,102,398	—	$13,919,788

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

36

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended February 28, 2023. The following transactions were effected in such companies for the period ended February 28, 2023.

	Affiliate Value at May 31, 2022	Purchased		Sold		Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023
		Cost	Shares	Proceeds	Shares
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$1,384,079	—	—	$1,450,000	1,450,000	$(88,711)	$18,098	$65,921	—
Western Asset Premier Institutional Government Reserves, Premium Shares	936,636	$265,111,597	265,111,597	250,051,721	250,051,721	—	210,673	—	$15,996,512

	$2,320,715	$265,111,597		$251,501,721		$(88,711)	$228,771	$65,921	$15,996,512

37